Earnings Per Share - Narrative (Details)	Dec. 15, 2017 shares
Class of Stock [Line Items]
Shares issued upon conversion	20,000,000
Common Stock
Class of Stock [Line Items]
Shares issued upon conversion	1.6119
Issuance of stock, shares	32,238,000